ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

October 4, 2011	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Managers Funds

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

On behalf of The Managers Funds and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), The Managers Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 28, 2011 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(1)	Prospectus for Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund with respect to Institutional Class, Class P, Administrative Class and Class D Shares and Managers Cadence Emerging Companies Fund with respect to Institutional Class and Administrative Class shares, dated October 1, 2011:

(2)	Prospectus for Managers Capital Appreciation Fund and Managers Cadence Mid-Cap Fund with respect to Class A, Class B, Class C and Class R Shares and Managers Cadence Focused Growth Fund with respect to Class A and Class C shares, dated October 1, 2011:

(3)	Statement of Additional Information for Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund and Managers Cadence Emerging Companies Fund, dated October 1, 2011.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ RAJIB CHANDA
Rajib Chanda